Provision for decommissioning costs	6 Months Ended
Jun. 30, 2025
Provision For Decommissioning Costs
Provision for decommissioning costs

15.	Provision for decommissioning costs

The following table details the amount of the provision for decommissioning costs by producing area:

	06.30.2025	12.31.2024
Onshore	559	493
Shallow waters	8,382	7,266
Deep and ultra-deep post-salt	13,458	12,071
Pre-salt	7,337	6,373
Total	29,736	26,203
Current	2,514	1,696
Non-current	27,222	24,507

Changes in the provision for decommissioning costs are presented as follows:

Non-current liabilities	Jan-Jun/2025	Jan-Jun/2024
Opening balance	26,202	23,202
Adjustment to provision	8	74
Transfers related to liabilities held for sale (1)	100	(332)
Use of provisions	(721)	(694)
Interest accrued	629	516
Others	(12)	15
Translation adjustment	3,530	(2,967)
Closing balance	29,736	19,814